DISCONTINUED OPERATIONS (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2016 CNY (¥)
Revenues	¥ 0	$ 0	¥ 234,952	¥ 334,770
Cost of revenues	0	0	(171,501)	(259,253)
Gross profit	0	0	63,451	75,517
Operating expenses
Selling and marketing	0	0	(21,149)	(38,079)
General and administrative	0	0	(16,414)	(29,185)
Research and development	0	0	(659)	(2,760)
Other (expense) income, net	0	0	360	(1,301)
Total operating expenses, net	0	0	(37,862)	(71,325)
Income from discontinued operations	0	0	25,589	4,192
Interest expense	0	0	(5,480)	(6,644)
Interest income	0	0	34	93
Impairment on plant and equipment and inventories	0	0	0	0
(Loss) income before income taxes from discontinued operations	0	0	20,143	(2,359)
Income tax expense from discontinued operations
Current	0	0	(1,281)	(1,436)
Deferred	0	0	0	0
Income tax expenses from discontinued operations	0	0	(1,281)	(1,436)
Loss on disposal of commercial seed business	0	0	(3,282)	0
Net (loss) income from discontinued operations	0	0	15,580	(3,795)
Less: Net (loss) income attributable to non-controlling interests	0	0	821	(481)
Net income (loss) from discontinued operations attributable to Origin Agritech Ltd.	¥ 0	$ 0	¥ 14,759	¥ (3,314)